ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY (Schedule of Parent Company Statements of Comprehensive Income/Loss) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net loss	$ (11,520)	$ (32,241)	$ (12,680)
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustment	7,582	2,144	12,327
Comprehensive income/ (loss) attributable to Parent Company	(3,345)	(30,514)	2,785
AirMedia Group Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Net loss	(10,626)	(32,728)	(9,596)
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustment	7,281	2,214	12,381
Comprehensive income/ (loss) attributable to Parent Company	$ (3,345)	$ (30,514)	$ 2,785